Income Taxes (Reconciliation Of The Statutory Federal Income Tax Rate To The Effective Tax Rate) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%		35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)			0.60%	0.70%	0.50%
Foreign income taxed at lower rate than U.S. statutory rate			(10.20%)	(17.10%)	(18.40%)
Resolution and expiration of statutes of limitation of uncertain tax positions			(3.10%)	(0.70%)	2.90%
Permanent foreign exchange losses			(8.20%)	(4.60%)	0.00%
Research credits, uncertain tax positions and other			3.40%	1.10%	1.50%
Effective income tax rate	17.30%	25.20%	17.50%	14.40%	21.50%